Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Service cost	$ 2,099	₨ 159,284	₨ 22,276	₨ 2,922,929
Other income	2,091	158,648	132,045	159,631
Finance cost	1,324	100,453	117,252	193,287
Depreciation and amortization	4,062	308,153	749,480	666,369
Impairment of goodwill			264,909	221,999
Finance income	630	47,816	81,604	58,641
Share of loss of joint venture	549	41,616	(3,962)	(10,784)
Change in fair value of warrants gain	432	32,756	378,994	94
Impairment of loan to joint venture	(958)	(72,719)
Loss before taxes	(6,135)	(465,556)	(1,130,782)	(770,390)
Tax expense	223	16,906	64,096	69,805
Loss for the period	$ (6,358)	(482,462)	(1,194,878)	(840,195)
Air Ticketing [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		2,211,074	1,487,465	3,957,989
Service cost
Segment results		2,211,074	1,487,465	3,957,989
Hotels And Packages [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		758,435	372,806	3,707,534
Service cost		(159,284)	(22,276)	(2,922,929)
Segment results		599,151	350,530	784,605
Other Services [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		161,504	47,178	86,121
Service cost
Segment results		161,504	47,178	86,121
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		171,984	173,406	994,081
Service cost
Segment results		171,984	173,406	994,081
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Segment revenue		3,302,997	2,080,855	8,745,725
Service cost		(159,284)	(22,276)	(2,922,929)
Segment results		3,143,713	2,058,579	5,822,796
Other income		158,648	132,045	159,631
Unallocated expenses		(3,352,962)	(2,646,401)	(5,719,113)
Operating loss (before depreciation, amortization, impairment of goodwill and impairment of loan to joint venture)		(50,601)	(455,777)	263,314
Finance cost		(100,453)	(117,252)	(193,287)
Depreciation and amortization		(308,153)	(749,480)	(666,369)
Impairment of goodwill			(264,909)	(221,999)
Finance income		47,816	81,604	58,641
Share of loss of joint venture		41,616	(3,962)	(10,784)
Change in fair value of warrants gain		32,756	378,994	94
Listing and related expenses		(55,818)
Impairment of loan to joint venture		(72,719)
Loss before taxes		(465,556)	(1,130,782)	(770,390)
Tax expense		(16,906)	(64,096)	(69,805)
Loss for the period		₨ (482,462)	₨ (1,194,878)	₨ (840,195)